May 1, 1999

Prospectus

GE Investments Funds, Inc.

--------------------------------------------------------------------------------
Equity Funds

U.S. Equity Fund
S&P 500 Index Fund
Premier Growth Equity Fund
Value Equity Fund
International Equity Fund

--------------------------------------------------------------------------------
Income Funds

Income Fund
Global Income Fund

--------------------------------------------------------------------------------
Asset Allocation Funds

Total Return Fund

--------------------------------------------------------------------------------
Money Market Funds

Money Market Fund

--------------------------------------------------------------------------------
Other Funds

Real Estate Securities Fund

--------------------------------------------------------------------------------
Like all mutual funds, the Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



[LOGO]
---------
         We bring good things to life.

Contents

GE Investments Funds, Inc. Prospectus


Equity Funds .......................      3
U.S. Equity Fund ...................      4
S&P 500 Index Fund .................      6
Premier Growth Equity Fund .........      8
Value Equity Fund ..................     10
International Equity Fund ..........     12

Income Funds .......................     15
Income Fund ........................     16
Global Income Fund .................     18

Asset Allocation Funds .............     21
Total Return Fund ..................     22

Money Market Funds .................     25
Money Market Fund ..................     26

Other Funds ........................     29
Real Estate Securities Fund ........     30

More on Strategies and Risks .......     32
More on Risks ......................     32
Other Risk Considerations ..........     36
More on Investment Strategies ......     36

About the Investment Adviser .......     44
Investment Adviser and
  Administrator ....................     44
About the Funds' Portfolio Managers      45
About the Sub-Advisers .............     46

Purchase and Redemption
  of Shares ........................     48

Dividend Distributions
  and Tax Information ..............     50

Calculating Share Value ............     51

Financial Highlights ...............     52


--------------------------------------------------------------------------------
Additional information regarding the GE Investments Funds, Inc. ("Funds") is contained in the Statement of Additional Information dated May 1, 1999 (or a subsequent date in 1999), which is incorporated by reference into (legally forms a part of) this Prospectus.

Shares of the Funds are only available through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies some of which may be affiliated persons of the Funds.

GE Investments Funds, Inc. Prospectus

Equity Funds

Who may want to invest in a GE Investments Equity Fund?

The GE Investments Equity Funds may be appropriate to support your variable contract if you:

o   have a long-term investment goal
o   are willing to accept higher short-term risk for potential long-term returns
o   want to diversify a portfolio composed mostly of other types of funds

The GE Investments Equity Funds may not be appropriate to support your variable contract if you want:

o   to avoid potentially significant changes in the value of your investment
o   a stable return on your investment

Equity funds generally invest in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.

[Sidebar]
An investment in a GE Investments Equity Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Equity Funds is subject to risk, including possible loss of principal invested.

GE Investments Funds, Inc. Prospectus

Equity Funds

                               U.S. EQUITY FUND


Investment Objective: Seeks long-term growth of capital.




The Strategy

The U.S. Equity Fund invests primarily in equity securities of U.S. companies. The portfolio managers use a Multi-Style(Registered) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), including capital appreciation and income. Stock selection is key to the performance of the Fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

o   attractive valuations
o   financial strength
o   high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                               Fund Performance



The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 19.89% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -10.17% for the quarter ended September 30, 1998. The Fund's year-to-date return was 5.52% as of March 31, 1999.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a widely recognized, unmanaged index of common stock prices. The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.
-------------------------------------------------------------------------------
Calendar Year Total Returns


                                  [BARCHART]


1996      1997      1998
----      ----      ----
21.72%    32.13%    23.41%

-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                                                 Since
                               1 Year          Inception*
                               ------          ----------
U.S. Equity Fund               23.41%            28.12%
S&P 500 Index                  28.70%            30.59%

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Investment Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.

*Inception date (commencement of investment operations): January 3, 1995

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments Funds, Inc. Prospectus

Equity Funds


                              S&P 500 INDEX FUND


Investment Objective: Seeks growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index.



The Strategy

The S&P 500 Index Fund invests primarily in equity securities of companies contained in S&P 500 Index.* The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager uses a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the S&P 500 Index to purchase or sell for the Fund. The Fund generally will not hold all the securities that comprise the S&P 500 Index and, in some cases, the Fund's weightings in particular industry segments represented in the S&P 500 Index may differ significantly from those of the S&P 500 Index.

The Fund also may invest to a lesser extent in securities that are not in the S&P 500 Index, foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.


The Risks



The principal risks of investing in this Fund are stock market risk and the risk that the Fund's return may not correlate exactly with that of the S&P 500 Index. To the extent that the portfolio manager invests in foreign securities and debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.


------
* Standard & Poor's(R), S&P(R), and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Please see the statement of additional information for additional disclaimers and liabilities regarding Standard & Poor's.

Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.24% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -15.99% for the quarter ended September 30, 1990. The Fund's year-to-date return was 4.85% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund's expenses and assumes that you redeem your investment in the Fund at the end of each period.


-------------------------------------------------------------------------------
Calendar Year Total Returns


                                  [BARCHART]


1989        1990      1991      1992     1993     1994    1995    1996     1997    1998
-----       -----     -----     ----     -----    ----    -----   -----    -----   -----
25.48%     -10.23%    34.37%    8.38%    14.52%  -0.06%   36.14%  24.51%   30.33%  28.24%

-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                      1 Year      5 Years       10 Years
                      ------      -------       --------
S&P 500 Index Fund    28.24%       23.14%        18.18%
S&P 500 Index         28.70%       24.08%        19.21%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments Funds, Inc. Prospectus

Equity Funds

                          PREMIER GROWTH EQUITY FUND


Investment Objective: Seeks long-term growth of capital and future income rather than current income.




The Strategy

The Premier Growth Equity Fund invests primarily in a more concentrated portfolio of equity securities of large- and medium-sized companies with above-average growth histories and/or growth potential. The portfolio manager chooses equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify stocks of growth companies with characteristics such as:

o above-average annual growth rates
o financial strength
o leadership in their respective industries
o high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                               Fund Performance



The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 23.96% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -6.54% for the quarter ended September 30, 1998. The Fund's year-to-date return was 9.02% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.

-------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BARCHART]

 1998
-----
36.53%


-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                                                  Since
                               1 Year          Inception*
                               ------          ----------
Premier Growth Equity Fund     36.53%            38.73%
S&P 500 Index                  28.70%            29.21%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): December 12, 1997

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments Funds, Inc. Prospectus

Equity Funds

                              VALUE EQUITY FUND

Investment Objective: Seeks long-term growth of capital and future income.

The Strategy

The Value Equity Fund invests primarily in equity securities of mid-cap U.S. companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The dollar-weighted median market capitalization of the companies in the Fund's portfolio will fall within the mid-cap range defined by the Morningstar rating agency between $1.3 and $8.4 billion as of December 31, 1998. The portfolio manager also invests in companies that are considered "special situation companies" where due to management turnaround, corporate or asset restructuring or significantly undervalued assets, their securities may not have performed well in the recent past, but appears to have potential for significant future earnings growth. Stock selection is key to the performance of the Fund.

The Fund is value-oriented and seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are:
          o new management
          o industry consolidation
          o company restructuring
          o change in the company's fundamentals

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                               Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 13.99% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -17.15% for the quarter ended September 30, 1998. The Fund's year-to-date return was 6.12% as of March 31,1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.







-------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BARCHART]

 1998
------
6.69%

-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                                                 Since
                               1 Year          Inception*
                               ------          ----------
Value Equity Fund               6.69%            23.04%
S&P 500 Index                  28.70%            31.37%

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Investment Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): May 1, 1997

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments Funds, Inc. Prospectus

Equity Funds

                          INTERNATIONAL EQUITY FUND

Investment Objective: Seeks long-term growth of capital.

The Strategy

The International Equity Fund invests primarily in equity securities of companies located in developed and developing countries, other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in no fewer than three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

o low prices relative to their long-term cash earnings potential
o potential for significant improvement in the company's business
o financial strength
o sufficient liquidity

The Fund also may invest to a lesser extent in debt securities and securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk, style risk and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk.

If you would like additional information regarding the investment strategies and risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                               Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 18.67% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -17.55% for the quarter ended September 30, 1998. The Fund's year-to-date return was 3.28% as of March 31, 1999.

The following table illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index"). The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.

-------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BARCHART]

1996      1997      1998
-----     ------    ------
9.91%     10.17%    17.45%

-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                                                  Since
                               1 Year          Inception*
                               ------          ----------
International Equity Fund      17.45%            12.03%
MSCI EAFE Index                20.00%             8.79%

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Investment Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower.

As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations): May 1, 1995


[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                    [This page intentionally left blank.]

GE Investments Funds, Inc. Prospectus

                                 INCOME FUNDS

[Sidebar]
An investment in a GE Investment Income Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Income Funds is subject to risk, including possible loss of principal invested.

Who may want to invest in a GE Investments Income Fund?

The GE Investments Income Funds may be appropriate to support your variable contract if you:

          o seek an investment derived from income bearing securities
          o seek lower potential volatility than equity funds over the long term
          o want to diversify a portfolio composed mostly of equity funds

The GE Investments Income Funds may not be appropriate to support your variable contract if you want:

          o high potential capital appreciation

Income funds generally invest in debt securities. Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

GE Investments Funds, Inc. Prospectus

Income Funds
                                 INCOME FUND

Investment Objective: Seeks maximum income consistent with prudent investment management and the preservation of capital.

The Strategy

The Income Fund invests primarily in a variety of debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years.

The portfolio managers seek to identify debt securities with characteristics such as:

o attractive yields and prices
o the potential for capital appreciation
o reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are interest rate risk, credit risk and prepayment risk. To the extent that the portfolio managers invest in foreign securities, the Fund would be subject to foreign exposure risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                               FUND PERFORMANCE



The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 3.84% for the quarter ended November 30, 1996. The Fund's lowest return for a quarter was -2.03% for the quarter ended March 31, 1996. The Fund's year-to-date return was -0.65% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index ("LB Aggregate Bond Index"). The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.

-------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BARCHART]

1996      1997      1998
----      ----      ----
2.92%     9.00%     7.95%

-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                                             Since
                            1 Year        Inception*
                            ------        ----------
Income Fund                 7.95%           9.07%
LB Aggregate Bond Index     8.67%          10.00%

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Investment Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): January 3, 1995

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments Funds, Inc. Prospectus

Income Funds

                              Global Income Fund


Investment Objective: Seeks high return, emphasizing current income and, to a lesser extent, capital appreciation.





The Strategy



The Global Income Fund invests primarily in foreign and domestic income-bearing debt securities that include U.S. Government securities, corporate bonds, money market instruments, foreign debt securities, mortgage-backed securities, asset-backed securities and certificates of deposit, bankers' acceptances or time deposits of U.S. and foreign banks (including branches thereof) having total assets of more than $1 billion. Under normal circumstances, the Fund's assets are invested in no fewer than three different countries. The portfolio manager considers the following factors in determining where an issuer is located: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.

In selecting investments for the Fund, the portfolio manager considers such factors as:
o the instrument's duration
o yield
o issuer credit quality
o prospects for capital appreciation
o currency and interest rate trends

The Fund also may invest to a lesser extent in equity securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks



The principal risks of investing in this Fund are interest rate risk, credit risk, foreign exposure risk and emerging markets risk. To the extent that the portfolio managers invest in equity securities, the Fund would be subject to stock market risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                               Fund Performance



The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 7.34% for the quarter ended September 30, 1998. The Fund's lowest return for a quarter was 0.46% for the quarter ended October 31, 1998. The Fund's year-to-date return was -4.27% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the JP Morgan Global Government Bond Index (" JPM Global Bond Index"). The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.







-------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BARCHART]

1998
----
13.33%


-------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 1998)

                                                  Since
                                1 Year          Inception*
                                ------          ----------
Global Income Fund             13.33%             9.96%
JPM Global Bond Index          15.31%            12.18%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): May 1, 1997


[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                     [This page intentionally left blank.]

GE Investments Funds, Inc. Prospectus

                             Asset Allocation Funds


Who may want to invest in a GE Investment Asset Allocation Fund?

The Total Return Fund may be appropriate to support your variable contract if you:

o seek an investment derived from both capital appreciation and income

o want a long-term investment and do not care whether investment returns are derived from capital appreciation or income

The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to seek total return by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity or Income Funds, the Total Return Fund offers the opportunity to pursue a total return strategy by investing in a single fund.

[Sidebar]
An investment in a GE Investments Asset Allocation Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the GE Investments Total Return Fund is subject to investment risks, including possible loss of principal invested

GE Investments Funds, Inc. Prospectus

                             Asset Allocation Funds

Total Return Fund

Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

The Strategy

The Total Return Fund invests in both equity securities and debt securities. The portfolio managers follow an asset allocation process established by GE Investment Management's Asset Allocation Committee to diversify holdings across asset classes. It is likely that the Fund will maintain a weighting in U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

o strong earnings growth
o attractive prices
o a presence in successful industries
o high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

o attractive yields and prices
o the potential for capital appreciation
o reasonable credit quality

The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk, interest rate risk, credit risk, municipal securities risk and prepayment risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 10.69% for the quarter ended March 31, 1991. The Fund's lowest return for a quarter was -9.91% for the quarter ended September 30, 1990.The Fund's year-to-date return was 3.41% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index and the return of the Lehman Brothers Aggregate Bond Index ("LB Aggregate Bond Index"). The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.

--------------------------------------------------------------------------------
Calendar Year Total Returns

1989           15.21%

1990           -0.38%

1991           27.35%

1992            7.48%

1993           13.55%

1994            2.54%

1995           28.07%

1996           10.60%

1997           17.99%

1998           17.10%

--------------------------------------------------------------------------------

Average Annual Total Return

(as of December 31, 1998)

                            1 Year      5 Years       10 Years
                            ------      -------       --------
Total Return Fund           17.10%       14.99%        13.60%

S&P 500 Index               28.70%       24.08%        19.21%

LB Aggregate Bond Index      8.67%        7.27%         9.26%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                     [This page intentionally left blank.]

GE Investments Funds, Inc. Prospectus

                               Money Market Funds


Who may want to invest in the GE Investments Money Market Fund?

The GE Investments Money Market Fund may be appropriate to support your variable contract if you:

o want an investment derived from modest but regular income
o are investing for a short period of time
o want a stable investment

The GE Investments Money Market Fund may not be appropriate to support your variable contract if you:

o want a long-term investment
o seek capital appreciation

Money Market funds invest in short-term, high quality debt securities. They seek to provide stability of principal and regular income. The income provided by a money market fund varies with interest rate movements.

GE Investments Funds, Inc. Prospectus

                               Money Market Funds

Money Market Fund

Investment Objective: Seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The Strategy

The Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund's investments may include U.S. Government securities, repurchase agreements, commercial paper, foreign certificates of deposit, variable rate securities, debt securities, Eurodollar deposits and domestic and foreign bank deposits. The portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the weighted average maturity to 90 days.

The Fund invests consistent with industry standards governing security quality, maturity and portfolio diversification. The Fund may invest more than 25% of its total assets in the banking services industry. Changes in banking regulations or the economy can have a significant negative impact on the banking industry.

All of the Fund's assets are rated in the two highest short-term rating categories (or their unrated equivalents), and 95% of its assets are rated in the highest rating category (or its unrated equivalent) by a nationally recognized statistical rating organization. Additional information about the money market instruments in which the Fund may invest, including rating categories, is contained in the Statement of Additional Information.

The Risks

The principal risks of investing in this Fund are interest rate risk, credit risk, repurchase agreement risk and foreign exposure risk.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a share price of $1.00, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.

If you would like additional information regarding the investment strategies and risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 2.17% for the quarter ended June 30, 1989. The Fund's lowest return for a quarter was 0.20% for the quarter ended January 31, 1994. The Fund's year-to-date return was 1.16% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the 90 Day Treasury Bill Rate ("90 Day T-Bill"). The table reflects the impact of the Fund's expenses. It assumes that you redeemed your investment in the Fund at the end of each period. The Fund's seven day yield was 4.72% as of December 31, 1998

--------------------------------------------------------------------------------

Calendar Year Total Returns

1989         8.66%

1990         7.14%

1991         5.29%

1992         3.02%

1993         2.39%

1994         3.77%

1995         5.90%

1996         5.41%

1997         5.41%

1998         5.26%

--------------------------------------------------------------------------------

Average Annual Total Return
(as of December 31, 1998)

                      1 Year       5 Years      10 Years
                      ------       -------      --------
Money Market Fund      5.26%        5.14%         5.20%

90 Day T-Bill          4.88%        5.05%         5.34%

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Investment Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.

[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

                     [This page intentionally left blank.]

GE Investments Funds, Inc. Prospectus

                                  Other Funds

[Sidebar]
An investment in the Real Estate Securities Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency. Investment in this Fund is subject to risk, including possible loss of principal invested.

Who May Want to Invest in the Real Estate Securities Fund?

The Real Estate Securities Fund may be appropriate to support your variable contract if you:

o seek an investment derived from both current income and capital appreciation
o are willing to ride out market fluctuations in pursuit of potential long-term returns

The Real Estate Securities Fund may not be an appropriate investment to support your variable contract if you:
o want any degree of market sector diversification in your investment
o are unwilling to accept potentially significant losses on your investment during periods (possibly extended periods) when real estate values or the fortunes of the real estate industry are in decline or depressed

The Real Estate Securities Fund is designed for investors who seek to allocate a portion of their variable contract investment to a fund that concentrates in investments in a wide range of equity securities and debt securities of issuers in the real estate industry.

GE Investments Funds, Inc. Prospectus

                                  Other Funds

Real Estate Securities Fund

Investment Objective:
Seeks maximum total return through current income and capital appreciation.

The Strategy

The Real Estate Securities Fund invests primarily in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets - real estate securities. The Fund does not invest directly in real estate.

The portfolio manager considers an issuer to be principally "engaged in" or "principally related to" the real estate industry if at least 50% of its assets (marked-to-market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs, mortgage REITs, real estate brokers and developers, companies that manage real estate and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund also may invest to a lesser extent in equity securities and debt securities of issuers outside the real estate industry as well as foreign securities. The Fund also may invest in high yield securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

Because the Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company.

The Risks

The principal risks of investing in this Fund are stock market risk, concentration risk, REIT-specific risk and real estate securities risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk. To the extent that the portfolio manager invests in high yield securities, the Fund would be subject high yield securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.

During the periods presented in the bar chart, the Fund's highest return for a quarter was 19.11% for the quarter ended December 31, 1996. The Fund's lowest return for a quarter was -10.17% for the quarter ended September 30, 1998. The Fund's year-to-date return was -3.02% as of March 31, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Wilshire Real Estate Investment Trust Index ("Wilshire REIT Index"). The table reflects the impact of the Fund's expenses. It assumes that you redeem your investment in the Fund at the end of each period.

--------------------------------------------------------------------------------

Calendar Year Total Returns Chart

1996        36.24%

1997        19.49%

1998       -17.68%

--------------------------------------------------------------------------------

Average Annual Total Return
(as of December 31, 1998)

                                             Since
                                1 Year     Inception*

Real Estate Securities Fund     -17.68%      13.03%

Wilshire REIT Index             -17.43%      12.56%

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Investment Management had not reduced certain expenses during certain of the periods shown, the Fund's total return would have been lower. As with all mutual funds, past performance is not an indication of future performance.

*Inception date (commencement of investment operations): May 1, 1995


[Sidebar]
All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

GE Investments Funds, Inc. Prospectus

                         More on Strategies and Risks

                                 More on Risks

Like all mutual funds, investing in the GE Investments Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Equity Funds, Income Funds, Total Return Fund and Real Estate Securities Fund will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The primary risks of particular investments are summarized below. For more information about the risks associated with the Funds, please see the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus.

High yield securities risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund's net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Securities Risk: A fund's use of various investment techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values may involve derivative securities and contracts. Derivative securities and contracts (securities or contracts whose values are based on other securities, currencies or indices) include options contracts (on stocks, indices, currencies, futures contracts, or bonds), forward currency exchange contracts, futures contracts (on securities, indices and bonds), currency and interest rate swap contracts, and structured securities. Derivative securities and contracts may be used as a direct investment or as a hedge for a Fund's portfolio or a portion of a portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a Fund's exposure to a particular investment strategy. If the portfolio managers' judgment of market conditions proves incorrect or the strategy does not correlate well with a Fund's investments, the use of derivatives could result in a loss, regardless of whether the intent was to reduce risk or increase return, and may increase a Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised.

Emerging Markets Risk: Emerging markets securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign securities markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

o Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

o Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other

GE Investments Funds, Inc. Prospectus

                         More on Strategies and Risks

political or economic actions may have an adverse effect on a Fund's foreign investments.

o Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Illiquid Securities Risk: Illiquid securities may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or forgo other investment opportunities, all of which may have an impact on the Fund.

Interest Rate Risk: Bond prices rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Municipal Securities Risk: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal. The market for municipal securities is volatile and can be significantly affected by tax, legislative or political changes.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

REIT-Specific Risk: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

Repurchase and Reverse Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: A Fund's share price will move up and down in reaction to stock market movements. Stock prices change daily in response to company activity and general economic and market conditions. A Fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of equity securities may decline. Also, equity securities are subject to the risk that a particular issuer's securities may decline in value, even during periods when equity securities in general are rising. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see foreign exposure risks.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other equity funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company stocks.

Growth investing risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

Value investing risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

GE Investments Funds, Inc. Prospectus

                         More on Strategies and Risks

Other Risk Considerations

EURO Conversion. On January 1, 1999, eleven of the fifteen member countries of the European Economic and Monetary Union (Participating Countries) established fixed conversion rates between their existing sovereign currencies and the EURO, a new common currency in Europe. The introduction of the EURO may result in uncertainties for securities of European companies, European markets and the operation of the Funds. The redenomination of certain European debt and equity securities over a period of time may result in differences in various accounting, tax and/or legal treatments that would not otherwise occur. Market disruptions may occur that could adversely affect the value of European securities and currencies held by the Funds. Other risks relate to the ability of financial institution systems to process EURO transactions.

GE Investment Management has addressed ongoing EURO conversion issues in a broad range of areas, including internal business applications, trading systems and accounting systems. In addition, GE Investment Management has worked closely with the Funds' major service providers to address EURO conversion issues. It is possible, however, that the markets for securities in which certain Funds invest may be adversely affected by the conversion to the EURO. Furthermore, individual issuers may suffer increased costs and decreased earnings due to the long-term impact of EURO conversion.

Year 2000. Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Investment Managers and external service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." GE Investment Management is engaged in a multi-year effort to address the Year 2000 Problem in a broad range of areas, including internal business applications, process-enabling systems and facilities. In addition, efforts are underway to track each of the Funds' major service providers to see what they have completed, or have undertaken to address the Year 2000 Problem. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Furthermore, it is possible that the markets for securities in which the Funds invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Problem than major U.S. entities, which could have a greater impact on certain GE Investments Funds' investments that are more sensitive to these risks.


More on Investment Strategies

A Fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Funds' Board of Trustees. No Fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed in the Funds' SAI.

Holding Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which a Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. The Funds, other than the Money Market Fund, may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Investment Management, which charges no advisory fee to the Fund.

To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities and selling securities short. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments and are not used for leverage. To the extent that a Fund employs these techniques, the Fund would be subject to derivative securities risk.

The following are important definitions that may be unfamiliar to an investor reading about the Funds:

Bank Deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Cash and cash equivalents are highly liquid and highly rated instruments such as commercial paper and bank deposits.

Certificates of Deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Convertible securities may be debt or equity securities that pay interest or dividends and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

GE Investments Funds, Inc. Prospectus

                         More on Strategies and Risks

Derivative Securities (securities on whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured securities.

Duration -- a mathematical calculation of the average life of a bond based on its cash flows (or portfolio of bonds) that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.

Equity securities may include common stocks, preferred stocks, Depositary Receipts, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar Deposits are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

o Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions or by foreign branches of U.S. corporations and financial institutions

o Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

o  Securities denominated in currencies other than U.S. dollars

Foreign issuers are those located in a foreign country. Portfolio managers who consider the following factors in determining where an issuer is located: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.

Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities of corporations, preferred stock and convertible preferred stock that are rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds" are considered speculative by the major credit rating agencies.

Investment grade securities are rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Maturity -- the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation

(Freddie Mac) and other government agencies and private issuers. They may also include CMOs which are derivative securities that are fully collateralized by a portfolio of mortgages.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations. The Funds may invest in money market instruments through investments in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Investment Management, which charges no advisory fee for such services.

Municipal securities are debt obligations of local, state or regional governments. Municipal securities generally include both municipal bonds (securities with maturities of more than one year) and municipal notes (securities with maturities of less than one year). They may be a general obligation of the municipality that issued them or they may be secured by the revenues of a special project or facility. Income derived from investments in municipal securities is typically exempt from federal income tax, however, capital gains are subject to federal tax.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Real Estate Investment Trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITs are generally classified as Equity REITs or Mortgage REITS or a combination of Equity or Mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

U.S. Government securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.

Variable Rate Securities carry interest rates that may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Weighted average maturity -- the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

The following tables summarize each Fund's current investment policies and limitations. Certain policies and limitations may be changed at the discretion of GE Investment Management. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated policy.

GE Investments Funds, Inc. Prospectus

                         More on Strategies and Risks

---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
                             Repurchase     Reverse    Illiquid     Structured     Purchasing and    Purchasing and
                             Agreements   Repurchase   Securities   and Indexed       Writing            Writing
                                          Agreements                Securities       Securities     Securities Index
                                                                                      Options            Options
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
U.S. Equity Fund             Yes          Yes          Yes         No             Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
S&P 500 Index Fund           Yes          No           Yes         No             Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Premier Growth Equity Fund   Yes          Yes          Yes         No             Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Value Equity Fund            Yes          No           Yes         No             Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
International Equity Fund    Yes          No           Yes         No             Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Income Fund                  Yes          Yes          Yes         Yes            Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Global Income Fund           Yes          No           Yes         Yes            Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Total Return Fund            Yes          No           Yes         Yes            Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Money Market Fund            Yes          No           Yes         No             No                No
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------
Real Estate Securities Fund  Yes          No           Yes         Yes            Yes               Yes
---------------------------- ------------ ------------ ----------- -------------- ----------------- ------------------

--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
                      Futures and    Forward    Options on      Maximum          Maximum       Maximum     When-Issued
                      Options on    Currency      Foreign    Investment in    Investment in    Investment  and Delayed
                      Futures      Transactions Currencies  Debt Securities  Below-Investment  in Foreign  Delivery
                                                                                Grade Debt     Securities  Securities
                                                                                Securities
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
U.S. Equity Fund      Yes          Yes          Yes         35%              5%                15%*        Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
S&P 500 Index Fund    Yes          No           No          35%              None              35%         Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Premier Growth
Equity Fund           Yes          No           No          35%              5%                25%*        Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Value Equity Fund     Yes          No           No          35%              15%               35%         Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
International
Equity Fund           Yes          Yes          Yes         35%              5%                100%        Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Income Fund           Yes          Yes          Yes         100% (maximum    10% in BB or B    35%*        Yes
                                                            of 25%  BBB by   by S&P or Ba or
                                                            S&P or Baa by    B by Moody's or
                                                            Moody's or       equivalent
                                                            equivalent)
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Global Income Fund    Yes          Yes          Yes         100%             25% in BB and B   100%        Yes
                                                                             by S&P or Ba
                                                                             and B by
                                                                             Moody's, and
                                                                             10% in by B by
                                                                             S&P or by Moody's
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Total Return          Yes          Yes          Yes         100%             30%               35%         Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Money Market Fund     No           No           No          100%             None              20%*        Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------
Real Estate
Securities Fund       Yes          No           No          100%             30%               20%         Yes
--------------------- ------------ ------------ ----------- ---------------- ----------------- ----------- -----------


*This limitation excludes ADRs and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small Cap Market.

GE Investments Funds, Inc. Prospectus

More on Strategies and Risks

--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
                      Lending    Rule           Debt       Depositary  Borrowing   Securities  Municipal  Floating    Participation
                      Portfolio  144A        Obligations    Receipts               of Other     Leases    and          Interests
                      Securities Securities      of                                Investment             Variable        in
                                            Supranational                            Funds                Rate         Municipal
                                              Agencies                                                    Instruments Obligations
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
U.S. Equity Fund      Yes        Yes        Yes            Yes         33.33%      Yes         No         No*         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
S&P 500 Index Fund    Yes        No         No             Yes         20%         Yes         No         Yes         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Premier Growth
Equity Fund           Yes        Yes        Yes            Yes         33.33%      Yes         No         No*         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Value Equity Fund     Yes        Yes        Yes            Yes         10%         Yes         No         No*         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
International
Equity Fund           Yes        Yes        Yes            Yes         10%         Yes         No         No*         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Income Fund           Yes        Yes        Yes            Yes         33.33%      Yes         No         Yes         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Global Income Fund    Yes        Yes        Yes            Yes         10%         Yes         No         Yes         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Total Return Fund     Yes        No         Yes            Yes         10%         Yes         No         Yes         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Money Market Fund     Yes        No         Yes            No          10%         Yes         No         Yes         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------
Real Estate
Securities Fund       Yes        Yes        Yes            Yes         10%         Yes         No         Yes         No
--------------------- ---------- ---------- -------------- ----------- ----------- ----------- ---------- ----------- ------------

--------------------------------------------------------------------------------
*Excludes commercial paper and notes with variable and floating rates of interest.

--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
                                                                           Non-                      Asset
                         Zero       Municipal    Custodial   Mortgage     Publicly   Government      Backed     Mortgage     Short
                        Coupon     Obligation    Receipts    Related       Traded     Stripped     Securities    Dollar      Sales
                      Obligations  Components       on       Securities, Securities   Mortgage        and        Rolls      Against
                                                 Municipal   including                 Related     Receivable-              the Box
                                                Obligations    CMOs                  Securities      Backed
                                                                                                    Securities
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
U.S. Equity Fund      Yes          No           No           No          Yes         No           No            No         Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
S&P 500 Index Fund    No           No           No           No          No          No           No            No         Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Premier Growth
Equity Fund           No           No           No           No          Yes         No           No            No         Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Value Equity Fund     Yes          No           No           Yes         Yes         Yes          Yes           Yes        Yes
--------------------- ------------ ------------ ------------ ----------  ----------  ------------ ------------- ---------- ---------
International
Equity Fund           No           No           No           No          Yes         No           No            No         Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Income Fund           Yes          No           No           Yes         Yes         Yes          Yes           Yes        Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Global Income Fund    Yes          No           No           Yes         Yes         Yes          Yes           Yes        Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Total Return Fund     Yes          Yes          Yes          Yes         No          Yes          Yes           Yes        Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Money Market Fund     No           No           No           No          No          No           No            No         No
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------
Real Estate
Securities Fund       No           No           No           Yes         Yes         Yes          Yes           Yes        Yes
--------------------- ------------ ------------ ------------ ---------- ------------ ------------ ------------- ---------- ---------

GE Investments Funds, Inc. Prospectus

                         About the Investment Adviser

Investment Adviser and Administrator

GE Investment Management Incorporated, located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Investment Management is a wholly-owned subsidiary of GE and a registered investment adviser. GE Investment Management's principal officers, directors and portfolio managers hold similar positions with General Electric Investment Corporation (GEIC), a wholly-owned subsidiary of General Electric Company ("GE"). As of March 1, 1999, GE Investment Management and GEIC managed roughly $80 billion in assets, including $16 billion in mutual funds.

For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Investment Management bases its investment philosophy on two enduring principles. First, GE Investment Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Investment Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


Investment Management Fee:

Each Fund pays GE Investment Management an investment management fee.
The fee is accrued daily and paid monthly up to the following maximum annual fee rates:

U.S. Equity Fund                                                   0.55%
-----------------------------------------------------------------------------
S&P 500 Index Fund                                                 0.35%
-----------------------------------------------------------------------------
Premier Growth Fund                                                0.65%
-----------------------------------------------------------------------------
Value Equity Fund                                                  0.65%
-----------------------------------------------------------------------------
International Equity Fund                                          1.00%
-----------------------------------------------------------------------------
Income Fund                                                        0.50%
-----------------------------------------------------------------------------
Global Income Fund                                                 0.60%
-----------------------------------------------------------------------------
Total Return Fund                                                  0.50%
-----------------------------------------------------------------------------
Money Market Fund                                                 0.50%*
-----------------------------------------------------------------------------
Real Estate Securities Fund                                        0.85%
-----------------------------------------------------------------------------

For their services, GE Investment Management pays (out of the advisory fee that it receives) Seneca, NWQ, GEIUS, and SSGA monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GE Investment Management monthly and is based upon the average daily net assets of the Fund that each sub-adviser manages. The fees payable to GE Investment Management in connection with the Money Market Fund, Total Return Fund, International Equity Fund, and Real
Estate Securities Fund are graduated so that increases in the respective Fund's average annual net assets may result in a lower fee and decreases in a Fund's average annual net assets may increase the fee.

* GE Investment Management has voluntarily waived a portion of the investment management fee such that the fee paid by the Money Market Fund is currently 0.25%.

About the Funds' Portfolio Managers

Eugene Bolton is Director and Executive Vice President of GE Investment Management. He manages the overall U.S. equity investments for GE Investment Management. He leads a team of portfolio managers for the U.S. Equity Fund. He has served in that capacity since the Fund's inception. Mr. Bolton joined GE Investment Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.

David B. Carlson is Senior Vice President of GE Investment Management and portfolio manager for the Premier Growth Equity Fund. Mr. Carlson is also responsible for the domestic equity portion of the Total Return Fund. He has served in those capacities since the Fund's inception. Since joining GE Investment Management in 1982, Mr. Carlson has held several positions.

Ralph R. Layman is Director and Executive Vice President of GE Investment Management. Mr. Layman leads a team of portfolio managers for the International Equity Fund. He is also responsible for the international equity portion of the Total Return Fund. He has served in those capacities since each Fund's inception. Mr. Layman joined GE Investment Management in 1991 as Executive Vice President for International Investments.

Robert A. MacDougall is Director and Executive Vice President of GE Investment Management. He leads a team of portfolio managers for the Income Fund and the Money Market Fund. Mr. MacDougall is also responsible for the debt portion of the Total Return Fund. He has served in those capacities since each Fund's inception. Mr. MacDougall joined GE Investment Management in 1986 as Vice President.

GE Investments Funds, Inc. Prospectus

                         About the Investment Adviser


About the Sub-Advisers

GE Investment Management believes that it has the responsibility to make the best managers available to Fund shareholders at all times, whether that means accessing GE Investment Management's wealth of internal talent or using external talent (Sub-Advisers). When GE Investment Management feels the need to access specialists outside, it carefully investigates and engages Sub-Advisers with strong performance records and styles that match the investment objectives of the Funds. GE Investment Management is proud to engage the following Sub-Advisers to conduct the investment programs for the following Funds.


S&P 500 Index Fund

State Street Global Advisors (SSGA)
Two International Place
Boston, MA 02110

SSGA is a division of State Street Bank and Trust Company ("State Street"). State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with approximately $493 billion under management as of December 31, 1998, provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Montreal, Luxembourg, Melbourne, Paris, Dubai, Munich and Brussels.

The Fund is managed by a team of portfolio managers led by James B. May. Mr. May has been an investment officer and portfolio manager in the U.S. Structured Products Group of State Street since 1994. From 1991 to 1993, Mr. May served as an Investment Support Analyst in the U.S. Passive Services Group of State Street. Mr. May earned his MBA from Boston College and is a member of the Financial Management Association.

Value Equity Fund


NWQ Investment Management Company (NWQ)
2049 Century Park East - 4th Floor
Los Angeles, CA 90067


NWQ is a wholly owned subsidiary of United Asset Management Corporation, a company whose principal business is managing investments for institutional clients through 50 operating subsidiaries and acquiring investment management firms. NWQ is an investment adviser with 17 years of experience managing domestic investment portfolios for individual, union, corporate, municipal, endowment and foundation clients. As of December 31, 1998, NWQ had in excess of $8.1 billion of assets under management.

Jon D. Bosse is the portfolio manager of the Value Equity Fund and has served in that capacity since the Fund's inception. Mr. Bosse has more than 12 years of investment experience and has held the position of Director of Equity Research and Managing Director at NWQ since 1996. Prior to his joining NWQ, he spent ten years with ARCO Investment Management Company where he was director of equity research and managed a value-oriented portfolio. Previous to this, he spent four years in the corporate finance department of ARCO. Mr. Bosse earned his MBA from Wharton Business School, University of Pennsylvania, and is a Chartered Financial Analyst and a member of the Association for Investment Management and Research (AIMR) and the Los Angeles Society of Financial Analysts.

Global Income Fund


GE Investments (US) Limited ("GEIUS")
Sweden House
20 St. James's Street
London, SW1A 1ES, England


GEIUS is a wholly owned subsidiary of GE and is considered under common control with GE Investment Management. Although GEIUS has no prior experience advising a U.S. mutual fund, it currently manages approximately $1.3 billion in assets. GEIUS has been the investment sub-adviser for the Fund since May 1, 1997.

William R. Wright, portfolio manager of the Global Income Fund, is a Vice President of GE Investment Management. He assumed responsibility for GEIUS at its inception in 1995. Prior to joining GE Investment Management, Mr. Wright worked for Continental Asset Management Corp., where he was a portfolio manager of its U.K. subsidiary. After serving as a language specialist in the U.S. Army Security Agency, he began his career in 1979 with Coopers & Lybrand, and joined Bankers Trust Company in 1980. Mr. Wright is a member of the Association for Investment Management and Research and the New York Society of Security Analysts.


Real Estate Securities Fund

Seneca Capital Management ("Seneca")
909 Montgomery Street
San Francisco, CA 94133

Seneca is a limited liability company and a majority owned subsidiary of Phoenix Investment Partners ("Phoenix"). Forty per cent of the stock of Phoenix is publicly held and traded on the New York Stock Exchange while the remaining sixty per cent is owned by a wholly owned subsidiary of Phoenix Home Life Mutual Insurance Company. Seneca is an investment adviser that provides investment management services to foundations, endowments, corporations, mutual funds and private clients. As of December 31, 1998, Seneca managed approximately $6.6 billion in equity, fixed income and real estate assets.

David A. Shapiro, portfolio manager of the Real Estate Securities Fund, joined Seneca as a portfolio manager in 1995. In 1992, Mr. Shapiro became and still remains a principal of Asset Holdings Group. From 1982 to 1992, he was a Managing Director of The Adco Group, a real estate development and finance company.

GE Investments Funds, Inc. Prospectus

                      Purchase and Redemption of Shares

GE Investments Funds, Inc. (the "Company") currently offers each class of its capital stock to separate accounts (the "Accounts") of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued by such life insurers through the Accounts. Certain of these life insurance companies may be affiliates of the Company or GE Investment Management. The Company does not offer its stock directly to the general public. All but one of the Accounts is currently registered as an investment company with the Securities and Exchange Commission ("SEC") and a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The remaining Account is not registered as an investment Company but a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

Shares of the Funds are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each such subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at a net asset value without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the Accounts transmit to the Funds any orders to purchase or redeem shares of the Funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Funds any orders to purchase or redeem shares of the Fund(s) based on the instructions of plan trustees or participants. The Account purchases and redeems shares of each Fund at the Fund's net asset value per share calculated as of the day the Funds receive the order, although such purchases and redemptions may be executed the next morning. Money received by GE Investment Management from the Accounts for the purchase of shares of the International Equity Fund or Global Income Fund may not be invested by the Funds until the day following the execution of such purchases. Payment for shares redeemed will be made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company does not currently foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the board of directors of the Company will monitor the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the

Company will, to the extent reasonable practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in one or more Funds or it may substitute shares of one Fund for another. This might force a Fund to sell its portfolio securities at a disadvantageous price.

--------------------------------------------------------------------------------
Contract Owner Voting Rights

With regard to Fund matters for which the Investment Company Act of 1940 (the "1940 Act") requires a shareholder vote, life insurance companies sponsoring an Account holding shares of a Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of Funds differ (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

--------------------------------------------------------------------------------
Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans.

GE Investments Funds, Inc. Prospectus

                  Dividend Distributions and Tax Information


Dividend and Capital Gains Distribution

Each Fund intends to distribute substantially all of its net investment income annually. Each Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by a Fund are reinvested in shares of that Fund at that Fund's net asset value.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code as amended ("Code"). By so qualifying, a Fund is not subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Funds, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus for such contract.

GE Investments Funds, Inc. Prospectus

                           Calculating Share Value

Fund Shares are sold at net asset value ("NAV"). The NAV of each Fund is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share for Funds (other than the Money Market Fund) is determined by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of that Fund's outstanding shares.

A Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. The prices are composed of the mean average of the bid and ask prices on the secondary market. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued at the last sales price of the day. If no sales occurred, the options are valued at the last traded bid price. A Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of a market, the security may be valued by using procedures approved by a Fund's Board of Trustees that they believe accurately reflects "fair value."

GE Investments Funds, Inc. Prospectus

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

US Equity Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                    12/31/98     12/31/97(c) 12/31/96  12/31/95(h)
---------------------------------------------------------------------------------------------------------------------------
Inception date                                                            --           --          --    1/3/95
---------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                               $27.88       $21.11      $19.27    $15.00
---------------------------------------------------------------------------------------------------------------------------
   Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                0.28         0.24        0.34      0.46
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains (Losses) on Investments            6.23         6.54        3.90      4.87
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          6.51         6.78        4.24      5.33
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                0.28         0.00        0.35      0.47
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                                   0.61         0.01        2.05      0.59
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.89         0.01        2.40      1.06
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $33.50       $27.88      $21.11    $19.27
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                       23.41%       32.13%      21.72%    35.58%
---------------------------------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                           $31,160     $23,917     $18,027     $9,071
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                             0.95%        0.94%       1.80%     2.10%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                                      0.69%        0.80%       0.80%     0.80%
---------------------------------------------------------------------------------------------------------------------------
     Gross Expenses*                                                    0.69%        0.86%       0.88%     1.03%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                41%          33%         35%       71%
---------------------------------------------------------------------------------------------------------------------------


S&P 500
Index Fund

---------------------------------------------------------------------------------------------------------------------------
                                                   12/31/98     12/31/97(b,c)  12/30/96   12/31/95      12/31/94
---------------------------------------------------------------------------------------------------------------------------
Inception date                                           --           --             --         --       4/15/85
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $19.23       $15.14         $20.99     $15.72        $15.99
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               0.21         0.23           0.78       0.27          0.22
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains (Losses)
     on Investments                                    5.20         4.36           4.36       5.41         (0.23)
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations         5.41         4.59           5.14       5.68         (0.01)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               0.21         0.23           0.77       0.27          0.22
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                  0.72         0.27          10.22       0.14          0.04
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    0.93         0.50          10.99       0.41          0.26
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $23.71       $19.23         $15.14     $20.99        $15.72
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                      28.24%       30.33%         24.51%     36.14%       (0.06%)
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)        $326,961     $164,294        $35,522    $66,017       $23,930
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                            1.20%        1.70%          1.91%      1.98%         2.22%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                     0.45%        0.46%          0.48%      0.66%         0.75%
---------------------------------------------------------------------------------------------------------------------------
     Gross Expenses*                                   0.45%        0.46%          0.48%      0.66%         1.10%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                               13%           6%            63%        15%            4%
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

GE Investments Funds, Inc. Prospectus

                              Financial Highlights

Premier Growth
Equity Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                     12/31/98    12/31/97(d)
---------------------------------------------------------------------------------------------------------------------------
Inception date                                                            --     12/12/97
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $51.48      $49.79
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.25        0.03
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains on Investments                     18.43        1.69
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          18.68        1.72
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.24        0.03
---------------------------------------------------------------------------------------------------------------------------
   Net realized gains                                                    2.70        0.00
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      2.94        0.03
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $67.22      $51.48
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                        36.53%       3.46%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                           $19,879     $16,237
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                              0.41%       1.04%
---------------------------------------------------------------------------------------------------------------------------
     Expenses*                                                           0.82%       0.69%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                 34%          3%
---------------------------------------------------------------------------------------------------------------------------

Value Equity Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                     12/31/98    12/31/97(g)
---------------------------------------------------------------------------------------------------------------------------
Inception date                                                             --      5/1/97
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $13.11      $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.07        0.02
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains (Losses) on Investments             0.79        3.23
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                           0.86        3.25
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.07        0.02
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                                    0.33        0.12
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      0.40        0.14
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $13.57      $13.11
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                         6.69%      32.56%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                           $53,643     $30,856
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                              0.59%       0.38%
---------------------------------------------------------------------------------------------------------------------------
     Expenses*                                                           0.75%       0.69%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                 14%         18%
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

International Equity Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                     12/31/98    12/31/97(c)  12/30/96  12/31/95(f)
---------------------------------------------------------------------------------------------------------------------------
Inception date                                                             --          --           --    5/1/95
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.68      $10.83       $10.47    $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.08        0.02         0.03      0.20
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains on Investments                      1.77        1.10         1.01      0.47
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                           1.85        1.12         1.04      0.67
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.07        0.08         0.03      0.20
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                                    0.57        1.19         0.65      0.00
---------------------------------------------------------------------------------------------------------------------------
Total Distributions:                                                     0.64        1.27         0.68      0.20
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.89      $10.68       $10.83    $10.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                        17.45%      10.17%        9.91%     6.70%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                           $36,952     $31,931      $17,644   $15,348
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                              0.65%       0.47%        0.23%     0.44%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                                       1.15%       1.34%        1.50%     1.54%
---------------------------------------------------------------------------------------------------------------------------
     Gross Expenses*                                                     1.15%       1.43%        1.56%     2.17%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                 60%        166%         150%       58%
---------------------------------------------------------------------------------------------------------------------------

Income Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                      12/31/98   12/31/97(c)  12/31/96  12/31/95(h)
--------------------------------------------------------------------------------------------------------------------------
Inception date                                                             --          --           --    1/3/95
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $12.11      $11.84      $12.53     $12.00
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.62        0.76         0.76      0.82
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains (Losses) on Investments             0.34        0.27        (0.43)     1.13
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Investment Operations                           0.96        1.03         0.33      1.95
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.62        0.76         0.76      0.84
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                                    0.11        0.00         0.26      0.58
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      0.73        0.76         1.02      1.42
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $12.34      $12.11       $11.84    $12.53
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                         7.95%       9.00%        2.92%    16.83%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                           $59,077     $45,555       $5,388    $3,271
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                              5.54%       5.11%        6.37%     6.52%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                                       0.64%       0.59%        0.75%     0.75%
---------------------------------------------------------------------------------------------------------------------------
     Gross Expenses*                                                     0.64%       0.77%        1.03%     1.15%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                217%        356%         222%      253%
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

GE Investments Funds, Inc. Prospectus

                              Financial Highlights


Global Income Fund

--------------------------------------------------------------------------------------------------------------------------
                                                                     12/31/98    12/31/97(c,g)
--------------------------------------------------------------------------------------------------------------------------
Inception date                                                             --      5/1/97
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $9.85      $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.44        0.35
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains (Losses) on Investments             0.87       (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                           1.31        0.34
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.61        0.45
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                                    0.02        0.04
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      0.63        0.49
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.53       $9.85
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                        13.33%       3.41%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                            $9,739      $5,851
--------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                              4.73%       5.54%
--------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                                       0.82%       0.84%
--------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                 64%        119%
---------------------------------------------------------------------------------------------------------------------------

Money Market Fund

---------------------------------------------------------------------------------------------------------------------------
                                                   12/31/98     12/31/97(c,e)  12/30/96     12/31/95    12/31/94
---------------------------------------------------------------------------------------------------------------------------
Inception date                                           --           --             --           --      7/1/85
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $1.00        $1.00          $1.00        $0.98       $0.97
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               0.05         0.05           0.05         0.06        0.03
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains (Losses)
     on Investments                                    0.00         0.00           0.00         0.00        0.01
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations         0.05         0.05           0.05         0.06        0.04
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from:
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               0.05         0.05           0.05         0.04        0.03
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                  0.00         0.00           0.00         0.00        0.00
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    0.05         0.05           0.05         0.04        0.03
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00        $1.00          $1.00        $1.00       $0.98
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                       5.26%        5.41%          5.41%        5.90%       3.77%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)        $239,547     $144,815       $113,263      $63,083     $33,529
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                            5.14%        5.17%          5.29%        5.74%       4.04%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                     0.37%        0.32%          0.15%        0.23%       0.42%
---------------------------------------------------------------------------------------------------------------------------
     Gross Expenses*                                   0.59%        0.48%          0.55%        0.63%       0.70%
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

Total Return Fund

---------------------------------------------------------------------------------------------------------------------------
                                                   12/31/98     12/31/97(c)    12/30/96     12/31/95    12/31/94
---------------------------------------------------------------------------------------------------------------------------
Inception date                                           --           --             --           --      7/1/85
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $13.21       $12.73         $15.93       $13.40      $13.59
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               0.34         0.34           1.02         0.41        0.35
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains
     (Losses) on Investments                           1.90         1.95           0.67         3.34       (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Investment Operations         2.24         2.29           1.69         3.75        0.34
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                               0.34         0.34           1.02         0.42        0.35
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                  0.45         1.47           3.87         0.80        0.18
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    0.79         1.81           4.89         1.22        0.53
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $14.66       $13.21         $12.73       $15.93      $13.40
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                      17.10%       17.99%         10.60%       28.07%       2.54%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)         $72,632      $50,007        $27,814      $70,507     $34,708
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                            2.69%        2.56%          2.73%        3.42%       4.00%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                     0.63%        0.65%          0.60%        0.65%       0.77%
---------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                              124%         135%           144%         106%         67%
---------------------------------------------------------------------------------------------------------------------------

Real Estate Securities Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                     12/31/98    12/31/97(c) 12/30/96   12/31/95(f)
---------------------------------------------------------------------------------------------------------------------------
Inception date                                                             --          --          --     5/1/95
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $15.28      $14.11      $11.05     $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.73        0.74        0.64       0.46
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized Gains
          (Losses) on Investments                                       (3.46)       2.01        3.36       1.23
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          (2.73)       2.75        4.00       1.69
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                 0.50        0.53        0.65       0.46
---------------------------------------------------------------------------------------------------------------------------
   Net realized Gains                                                    0.46        1.05        0.29       0.18
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      0.96        1.58        0.94       0.64
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.59      $15.28      $14.11     $11.05
---------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                       (17.68%)     19.49%      36.24%     17.00%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                           $47,756     $48,887     $24,533    $13,429
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income*                                              5.43%       4.83%       5.90%      6.85%
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses*                                                       0.99%       0.95%       1.07%      1.31%
---------------------------------------------------------------------------------------------------------------------------
     Gross Expenses*                                                     0.99%       0.95%       1.07%      1.61%
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    29%         58%         30%        54%
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

GE Investments Funds, Inc. Prospectus

                              Financial Highlights

Notes to Financial Highlights

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) As of April 30, 1997, the fund's name was changed to S&P 500 Index Fund from Common Stock Index Portfolio.

(c) GEIM assumed management responsibilities for the Funds effective May 1, 1997. See Note 3 in the Notes to Financial Statements for further information.

(d) Information is for the period December 12, 1997, commencement of investment operations, through December 31, 1997.

(e) Effective May 5, 1997, the Fund began maintaining a constant net asset value per share of $1.00. Per share information prior to January 1, 1997 have been restated to reflect the 10.41 to 1 stock split.

(f) Information is for the period May 1, 1995, commencement of investment operations, through December 31, 1995.

(g) Information is for the period May 1, 1997, commencement of investment operations, through December 31, 1997.

(h) Information is for the period January 3, 1995, commencement of investment operations, through December 31, 1995.

*    Annualized for periods less than one year.

                     [This page intentionally left blank]

GE Investments Funds, Inc. Prospectus


Investment Adviser                         Transfer Agent and Custodian

GE Investment Management Incorporated      State Street Bank and Trust Company
P.O. Box 7900                              225 Franklin Street
3003 Summer Street                         Boston, MA 02101
Stamford, CT 06904

Distributor

GE Investment Distributors, Inc.
777 Long Ridge Road, Building B
Stamford, CT 06927


This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.


If you wish to know more

You will find additional information about the GE Investments Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports usually include performance numbers, a discussion of market conditions and investment strategies that affected Fund performance during the Funds' last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the prospectus). The SAI is on file with the Securities and Exchange Commission (SEC).

You may visit the SEC's Internet Website (http://www.sec.gov) to view the SAI and other information. Also, you can obtain copies of this information by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the public reference room, call the SEC at 1-800-SEC-0330.

You may obtain a free copy of the SAI or the Funds' annual/semiannual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904

or

Capital Brokerage Corporation
6630 West Broad Street
Richmond, VA 23230

Telephone 1-800-493-3042

Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------
GEI-PRO-1